RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Jan. 06, 2022	Dec. 10, 2021	Nov. 24, 2021	Nov. 17, 2021	Nov. 15, 2021	Nov. 01, 2021	Oct. 22, 2021	Oct. 07, 2021	Aug. 21, 2021	Jul. 14, 2021	Jul. 01, 2021	Jun. 24, 2021	May 18, 2021	Apr. 30, 2021	Apr. 02, 2021	Mar. 31, 2021	Feb. 08, 2021	Jan. 22, 2021	Jan. 19, 2021	Dec. 31, 2020
Shares Issued				1,612,593		1,788,874	1,475,000	809,110	655,936		1,854,050	4,225,000		1,375,000	362,987		1,744,343
Accrued expenses, including accrued officer salaries	$ 512,214	$ 954,968																				$ 1,661,208
GHS Investments
Shares Issued			2,852,925													2,000		2,000		250	510
Former Officer
Shares Issued										2,427,700	1,854,050		87,776
CEO, CFO and President [Member]
Accrued expenses, including accrued officer salaries	116,583	111,603		$ 116,583																		$ 1,005,230
Advances from related parties		50,000
EnergyWyze Manager [Member]
Accrued wages	109,385	$ 152,079		$ 109,385
EnergWyze [Member]
Shares Issued									454,164
Directors [Member]
Shares Issued					350,000
Seperation Agreement [Member] | Mr. Lambrecht [Member]
Accrued expenses, including accrued officer salaries	606,372
Amount paid under agreement	250,000
Accrued compensation	$ 764,480
Shares issued price per share	$ 0.75
Common stock shares issued, shares	362,987
Common stock shares issued, amount	$ 272,240
Due from related parties	$ 848,612
Interest rate	10.00%
Debt instrument, principal amount	$ 21,523
Due date	Sep. 01, 2021
Debt Instrument first payment	$ 21,523
Debt instrument, final payment amount	21,523
Decrease in current liabilities	$ 547,010
Class A Convertible Preferred Stock [Member]
Shares Issued					14,000					97,108									333,333
Conversion of preferred shares, shares			114,117